Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2019	$ 6,861	$ 12,497,228	$ (11,030,371)	$ 1,473,718
Beginning Balance, Shares at Jun. 30, 2019	6,860,246
Sales of common stock to investors	$ 1	6,999		7,000
Sales of common stock to investors, Shares	1,556
Common stock issued to vendors for compensation	$ 24	101,475		$ 101,499
Common stock issued to vendors for compensation, Shares	23,681
Common stock issued for exercise of options, shares
Stock option-based compensation expense		2,288,258		$ 2,288,258
Stock option-based board of directors expense		167,055		167,055
Net loss			(4,993,350)	(4,993,350)
Ending balance, value at Jun. 30, 2020	$ 7,036	15,710,996	(16,023,721)	(305,689)
Ending Balance, Shares at Jun. 30, 2020	7,035,771
Common stock issued to convertible promissory note holders for prepaid interest	$ 57	257,837		257,894
Common stock issued to convertible promissory note holders for prepaid interest, Shares	57,234
Common stock issued to convertible promissory note holders as additional consideration	$ 45	173,726		173,771
Common stock issued to convertible promissory note holders as additional consideration, Shares	44,506
Common stock issued to satisfy contingent liability	$ 20	91,735		91,755
Common stock issued to satisfy contingent liability, Shares	20,390
Common stock issued to employees as compensation	$ 28	126,683		126,711
Common stock issued to employees as compensation, Shares	28,158
Sales of common stock to investors	$ 2	10,818		10,820
Sales of common stock to investors, Shares	2,423
Common stock issued to vendors for compensation	$ 7	29,993		$ 30,000
Common stock issued to vendors for compensation, Shares	6,667
Common stock issued for exercise of options, shares
Stock option-based compensation expense		772,635		$ 772,635
Stock option-based board of directors expense		41,532		41,532
Net loss			(1,277,324)	(1,277,324)
Ending balance, value at Sep. 30, 2020	$ 7,045	16,565,974	(17,301,045)	(728,026)
Ending Balance, Shares at Sep. 30, 2020	7,044,861
Beginning balance, value at Jun. 30, 2020	$ 7,036	15,710,996	(16,023,721)	(305,689)
Beginning Balance, Shares at Jun. 30, 2020	7,035,771
Sales of common stock to investors	$ 77	345,933		346,010
Sales of common stock to investors, Shares	76,891
Common stock issued for convertible note conversion	$ 332	1,486,727		1,487,059
Common stock issued for convertible note conversion, Shares	332,063
Common stock issued to vendors for compensation	$ 29	134,387		$ 134,416
Common stock issued to vendors for compensation, Shares	28,822
Common stock issued for exercise of options, shares
Stock option-based compensation expense		2,576,058		$ 2,576,058
Stock option-based board of directors expense		182,223		182,223
Net loss			(6,091,687)	(6,091,687)
Ending balance, value at Jun. 30, 2021	$ 7,580	20,936,050	(22,115,408)	(1,171,778)
Ending Balance, Shares at Jun. 30, 2021	7,579,285
Common stock issued to convertible promissory note holders for prepaid interest	$ 30	147,471		147,501
Common stock issued to convertible promissory note holders for prepaid interest, Shares	29,500
Common stock issued to convertible promissory note holders as additional consideration	$ 44	192,347		192,391
Common stock issued to convertible promissory note holders as additional consideration, Shares	44,250
Common stock issued to satisfy contingent liability	$ 13	67,162		67,175
Common stock issued to satisfy contingent liability, Shares	13,435
Common stock issued to employees for compensation	$ 19	92,746		92,765
Common stock issued to employees for compensation, Shares	18,553
Common stock issued in Initial Public Offering, net	$ 1,913	11,819,451		11,821,364
Common stock issued in Initial Public Offering net, shares	1,912,500
Common stock issued for convertible note conversion	$ 324	1,605,852		1,606,176
Common stock issued for convertible note conversion, Shares	324,150
Common stock issued for acquisition	$ 77	749,923		750,000
Common stock issued for acquisition, shares	77,264
Common stock issued for legacy acquisition obligation	$ 375	749,625		750,000
Common stock issued for legacy acquisition obligation, shares	375,000
Common stock issued to vendors for compensation	$ 6	65,389		65,395
Common stock issued to vendors for compensation, Shares	6,045
Common stock issued for exercise of options	$ 17	45,683		$ 45,700
Common stock issued for exercise of options, shares	17,394			392,394
Stock option-based compensation expense		536,524		$ 536,524
Stock option-based board of directors expense		87,401		87,401
Net loss			(1,656,761)	(1,656,761)
Ending balance, value at Sep. 30, 2021	$ 10,292	$ 36,595,898	$ (23,772,169)	$ 12,834,021
Ending Balance, Shares at Sep. 30, 2021	10,291,638